Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2025	Mar. 31, 2024
Normal obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024	[1]	¥ 342	¥ 350
2023	[1]	289	391
2022	[1]	370	431
2021	[1]	405	342
2020	[1]	320	360
Prior to 2020	[1]	5,026	5,224
Revolving loan	[1],[2]
Total	[1]	6,753	7,098
Normal obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024	[1]	149	211
2023	[1]	105	71
2022	[1]	54	54
2021	[1]	38	100
2020	[1]	77	48
Prior to 2020	[1]	306	337
Revolving loan	[1],[2]	449	470
Total	[1]	1,179	1,291
Watch obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024	[1]
2023	[1]
2022	[1]
2021	[1]
2020	[1]	1
Prior to 2020	[1]	37	36
Revolving loan	[1],[2]
Total	[1]	39	37
Watch obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024	[1]	15	23
2023	[1]	10	6
2022	[1]	5	5
2021	[1]	3	10
2020	[1]	8	3
Prior to 2020	[1]	6	7
Revolving loan	[1],[2]	7	8
Total	[1]	53	62
Non Accrual Loans | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024	[1]
2023	[1]
2022	[1]
2021	[1]
2020	[1]	1	1
Prior to 2020	[1]	29	33
Revolving loan	[1],[2]
Total	[1]	30	35
Non Accrual Loans | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024	[1]	4	5
2023	[1]	3	2
2022	[1]	1	3
2021	[1]	2	6
2020	[1]	5	2
Prior to 2020	[1]	19	22
Revolving loan	[1],[2]	8	9
Total	[1]	43	49
Financing Receivables Not Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		34,872	33,665
2023		12,502	13,575
2022		9,205	8,525
2021		5,801	6,374
2020		4,850	5,075
Prior to 2020		13,553	12,997
Revolving loan	[2]	18,475	18,233
Total		99,257	98,445
Financing Receivables Not Impaired | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		19,091	17,261
2023		6,857	6,882
2022		5,322	5,585
2021		4,390	5,155
2020		4,122	3,911
Prior to 2020		11,979	11,883
Revolving loan	[2]	9,521	9,932
Total		61,282	60,608
Financing Receivables Not Impaired | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		15,781	16,403
2023		5,645	6,694
2022		3,883	2,941
2021		1,411	1,219
2020		728	1,164
Prior to 2020		1,574	1,114
Revolving loan	[2]	8,954	8,302
Total		37,975	37,837
Financing Receivables Not Impaired | Normal obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		3,212	1,858
2023		55	47
2022		47	48
2021		44	92
2020		86	66
Prior to 2020		239	321
Revolving loan	[2]	4	3
Total		3,687	2,436
Financing Receivables Not Impaired | Normal obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		160	120
2023		81	103
2022		71	262
2021		252	2
2020		1	107
Prior to 2020		80	110
Revolving loan	[2]	221	527
Total		867	1,231
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		14,418	13,870
2023		5,880	5,879
2022		4,464	4,505
2021		3,358	4,328
2020		3,391	2,832
Prior to 2020		5,256	4,979
Revolving loan	[2]	7,775	7,847
Total		44,542	44,241
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		489	430
2023		313	251
2022		236	195
2021		164	150
2020		146	151
Prior to 2020		621	533
Revolving loan	[2]	536	494
Total		2,506	2,204
Financing Receivables Not Impaired | Normal obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		318	319
2023		220	215
2022		194	117
2021		7	2
2020		2	4
Prior to 2020		3
Revolving loan	[2]	35	29
Total		778	686
Financing Receivables Not Impaired | Normal obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		1,333	1,674
2023		631	874
2022		485	193
2021		112	21
2020		27	2
Prior to 2020		193	7
Revolving loan	[2]	454	448
Total		3,235	3,219
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024	[3]	13,891	14,106
2023	[3]	4,670	5,488
2022	[3]	3,086	2,589
2021	[3]	1,254	1,028
2020	[3]	580	1,128
Prior to 2020	[3]	1,268	1,028
Revolving loan	[2],[3]	8,360	7,706
Total	[3]	33,108	33,073
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		2	2
2023		1	1
2022		1	1
2021		1	1
2020		1	1
Prior to 2020		4	3
Revolving loan	[2]
Total		10	10
Financing Receivables Not Impaired | Watch obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		2	8
2023		2	2
2022		1	1
2021
2020
Prior to 2020
Revolving loan	[2]
Total		5	12
Financing Receivables Not Impaired | Watch obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024
2023
2022
2021
2020
Prior to 2020
Revolving loan	[2]
Total
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		153	186
2023		47	42
2022		29	37
2021		76	43
2020		21	184
Prior to 2020		49	49
Revolving loan	[2]	162	172
Total		537	713
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		41	35
2023		18	15
2022		12	10
2021		9	12
2020		7	15
Prior to 2020		37	30
Revolving loan	[2]	24	19
Total		148	135
Financing Receivables Not Impaired | Watch obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024
2023		3
2022
2021
2020
Prior to 2020
Revolving loan	[2]
Total		3
Financing Receivables Not Impaired | Watch obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024
2023			6
2022		4	4
2021
2020			6
Prior to 2020		11
Revolving loan	[2]
Total		16	16
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024	[3]	220	243
2023	[3]	96	83
2022	[3]	95	35
2021	[3]	36	161
2020	[3]	113	22
Prior to 2020	[3]	76	57
Revolving loan	[2],[3]	95	105
Total	[3]	730	705
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024
2023
2022
2021
2020
Prior to 2020
Revolving loan	[2]
Total
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024
2023
2022
2021
2020
Prior to 2020
Revolving loan	[2]
Total
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024
2023
2022
2021
2020
Prior to 2020
Revolving loan	[2]
Total
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		97	157
2023		49	65
2022		27	26
2021		31	61
2020		46	134
Prior to 2020		239	167
Revolving loan	[2]	309	356
Total		800	967
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024		8	8
2023		5	7
2022		6	7
2021		5	8
2020		10	8
Prior to 2020		34	33
Revolving loan	[2]	24	26
Total		92	97
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024
2023
2022
2021
2020
Prior to 2020
Revolving loan	[2]
Total
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024
2023
2022
2021
2020
Prior to 2020
Revolving loan	[2]
Total
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024	[3]	17	60
2023	[3]	25	27
2022	[3]	19	2
2021	[3]	1	5
2020	[3]	4	2
Prior to 2020	[3]	19	19
Revolving loan	[2],[3]	10	13
Total	[3]	96	127
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024
2023
2022
2021
2020
Prior to 2020
Revolving loan	[2]
Total

[1]	The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.
[2]	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2024 and 2025.
[3]	Corporate of foreign included ¥176 billion and ¥166 billion of lease receivables that were receivables arising from direct financing leasing at March 31, 2024 and 2025, respectively.